Schedule II-Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 4,419	$ 2,367	$ 2,699
Additions:
Bad debt expense	1,564	2,926	2,948
Deductions:
Charge-offs of uncollectible balances	(4,130)	(874)	(3,280)
Balance at end of period	$ 1,853	$ 4,419	$ 2,367